Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions		Jun. 30, 2018 [1]	Dec. 31, 2017 [2]
Assets
Cash and balances at central banks		£ 121,800	£ 171,036
Cash collateral and settlement balances		91,549	77,172
Loans and advances at amortised cost		134,820	324,590
Reverse repurchase agreements and other similar secured lending		533	12,546
Trading portfolio assets		116,554	113,755
Financial assets at fair value through the income statement		142,443	116,282
Derivative financial instruments		229,002	237,987
Financial investments		0	58,963
Financial assets at fair value through other comprehensive income		53,302	0
Investments in associates and joint ventures		713	718
Goodwill and intangible assets		1,330	4,885
Property, plant and equipment		951	1,519
Current tax assets	[3]	1,272	376
Deferred tax assets	[3]	3,247	3,352
Retirement benefit assets	[3]	1,124	966
Other assets		2,944	4,003
Assets included in disposal groups classified as held for sale	[3]	1,761	1,193
Total Assets		903,345	1,129,343
Liabilities
Deposits at amortised cost		193,990	399,189
Cash collateral and settlement balances		85,448	68,143
Repurchase agreements and other similar secured borrowing		8,645	40,338
Debt securities in issue		57,905	69,386
Subordinated liabilities	[3]	17,190	24,193
Trading portfolio liabilities		45,965	37,352
Financial liabilities designated at fair value		212,393	173,718
Derivative financial instruments		225,089	238,345
Current tax liabilities	[3]	667	494
Deferred tax liabilities	[3]	0	0
Retirement benefit liabilities	[3]	265	287
Other liabilities		4,601	8,862
Provisions	[3]	1,233	3,302
Liabilities included in disposal groups classified as held for sale	[3]	1,762	0
Total liabilities		855,153	1,063,609
Equity
Called up share capital and share premium	[3]	14,453	14,453
Other reserves	[3]	3,071	3,808
Retained earnings		23,754	38,490
Shareholders equity attributable to ordinary shareholders of the parent		41,278	56,751
Other equity instruments	[3]	6,912	8,982
Total equity excluding non-controlling interests		48,190	65,733
Non-controlling interests	[3]	2	1
Total equity		48,192	65,734
Total liabilities and equity		£ 903,345	£ 1,129,343

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[3]	For notes to the Financial Statements see pages 17 to 56